Property and equipment, net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 208,829	$ 200,861
Less: accumulated depreciation	(81,002)	(42,466)
Property and equipment, net	127,827	158,395
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	49,151	47,276
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 159,678	$ 153,585